Schedule of RSUs outstanding (Details) - shares	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Surrenders	(609,866)
Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of year		3,779,623	3,779,623
Issued		502,658	100,000
Forfeitures			(100,000)
Surrenders		(609,866)
RSUs outstanding, end of year		3,672,415	3,779,623